Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Non-Current Assets [Abstract]
Schedule of other non-current assets
	As of March 31,
	2021	2022
	RMB	RMB
Deposits for leased equipment and factory	3,000	-
Prepayment for property and equipment, and intangible asset	333	541
Total other non-current assets	3,333	541